BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

New York - 123.1%	$ 23,790	Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6% due 12/15/2023 (c)	$ 24,266

	1,250	Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2014 (b)(s)	1,369

	1,500	Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2016 (b)	1,643

	4,300	Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due 7/01/2013 (b)	4,738

	1,700	Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste System-Forward), Series
		A, 5.40% due 1/01/2013 (d)	1,816

	1,900	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75% due 5/01/2020 (c)	2,100

	4,250	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75% due 5/01/2024 (c)	4,480

	14,325	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (d)	13,643

	14,650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5% due 2/15/2047 (b)	14,679

	485	Huntington, New York, GO, Refunding, 5.50% due 4/15/2011 (a)	530

	460	Huntington, New York, GO, Refunding, 5.50% due 4/15/2012 (a)	514

	455	Huntington, New York, GO, Refunding, 5.50% due 4/15/2013 (a)	513

	450	Huntington, New York, GO, Refunding, 5.50% due 4/15/2014 (a)	514

	450	Huntington, New York, GO, Refunding, 5.50% due 4/15/2015 (a)	518

	1,675	Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)	1,814

	7,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5% due 9/01/2029 (a)	7,035

	7,950	Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5% due 9/01/2034 (a)	7,963

	4,000	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5% due
		12/01/2035 (c)	4,157

	2,220	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series F, 4.25% due
		5/01/2033 (d)	2,050

	4,250	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series A, 5% due
		7/01/2035 (a)	4,391

	10,000	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding Bonds, Series B,
		4.875% due 7/01/2018 (b)(h)	10,169

	5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5% due
		11/15/2035 (d)	5,176

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	HFA	Housing Finance Agency
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	RIB	Residual Interest Bonds

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,600	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, Series A, 5%
	due 11/15/2030 (d)	$ 6,783

1,015	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, Series A, 5%
	due 11/15/2032 (c)	1,053

3,650	Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 4.50% due 11/15/2037	3,511

3,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5% due 11/15/2037	3,058

4	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB, Series 724X, 9.09% due
	11/15/2032 (c)(g)	4,588

1,740	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%
	due 11/15/2022 (b)	1,836

8,455	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5% due
	11/15/2030 (c)	8,708

2,500	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25%
	due 11/15/2031 (b)	2,586

1,500	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B, 5% due
	11/15/2028 (d)	1,536

2,000	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5% due
	7/01/2025 (b)	2,054

2,885	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds, Series C, 5.125%
	due 1/01/2012 (c)(e)	3,157

1,640	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds, Series C, 5.125%
	due 7/01/2012 (c)(e)	1,812

3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A, 5%
	due 11/15/2032 (b)	3,057

4,150	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A, 4.75% due
	11/15/2037 (b)	4,091

6,235	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5.25%
	due 11/15/2012 (d)(e)	6,966

5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5% due
	11/15/2031 (d)	5,083

1,400	Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.125% due 2/01/2020	1,468

1,125	Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.25% due 2/01/2031	1,171

10,830	Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due 8/01/2009 (c)(e)	11,629

1,500	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series
	C, 5% due 11/01/2026	1,498

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,000	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series
	C, 5.05% due 11/01/2036	$ 2,007

1,340	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series
	H-1, 4.70% due 11/01/2040	1,257

1,000	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
	Series J-2-A, 4.85% due 11/01/2040	944

1,275	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Nightingale-Bamford School),
	5.25% due 1/15/2018 (a)	1,374

6,550	New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due 11/01/2015 (c)	6,645

14,000	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due
	1/01/2036 (a)	14,069

5,750	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due
	1/01/2039 (a)	5,774

9,900	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due
	1/01/2046 (a)	9,883

5,150	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2036 (d)	5,175

14,250	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2046 (b)	14,225

7,970	New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc.-The New
	York and Pennsylvania Hospital Leasehold Project), 5.75% due 12/15/2029 (c)	8,720

1,500	New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal One Group
	Association Project), AMT, 5.50% due 1/01/2024	1,562

2,850	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
	Series A, 5.75% due 6/15/2009 (b)(e)	3,020

1,050	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
	Series A, 4.25% due 6/15/2039 (c)	991

5,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, 5.50% due 6/15/2010 (d)(e)	5,417

1,250	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series A, 5.125% due 6/15/2034 (d)	1,297

4,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series A, 5% due 6/15/2035 (a)	4,601

1,125	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series C, 5% due 6/15/2035 (d)	1,157

500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series F, 5% due 6/15/2029 (c)	511

1,020	New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough, COP,
	Series A, 5.625% due 1/01/2012 (a)	1,084

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,000	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5% due
	7/15/2031 (b)	$ 6,188

5,980	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2,
	4.25% due 1/15/2034 (b)	5,553

800	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series B,
	6.25% due 5/15/2010 (e)	878

16,195	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
	Series C, 5% due 2/01/2033 (b)	16,642

2,500	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series E,
	5.25% due 2/01/2022 (d)	2,650

1,000	New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds,
	Series A, 5% due 11/15/2026 (b)	1,041

3,000	New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds,
	Series D, 5.25% due 2/01/2021 (d)	3,236

895	New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(e)	985

70	New York City, New York, GO, Refunding, Series B, 7% due 2/01/2018 (a)	71

3,000	New York City, New York, GO, Series A, 5.75% due 5/15/2010 (b)(e)	3,259

4,000	New York City, New York, GO, Series A, 5% due 8/01/2030	4,107

1,220	New York City, New York, GO, Series B, 5.75% due 8/01/2010 (d)(e)	1,334

1,280	New York City, New York, GO, Series B, 5.75% due 8/01/2013 (d)	1,386

3,750	New York City, New York, GO, Series D, 5.25% due 10/15/2013 (e)	4,253

2,000	New York City, New York, GO, Series D1, 5.125% due 12/01/2027	2,092

2,150	New York City, New York, GO, Series D1, 5.125% due 12/01/2028	2,242

8,000	New York City, New York, GO, Series J, 5% due 5/15/2023	8,314

4,000	New York City, New York, GO, Series M, 5% due 4/01/2035	4,084

1,150	New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026	1,204

3,100	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25% due
	11/01/2037 (n)	2,709

11,200	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5% due
	10/15/2032 (a)	11,586

4,250	New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds (American Museum of
	Natural History), Series A, 5% due 7/01/2036 (d)	4,362

2,100	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured),
	5% due 11/15/2030 (a)	2,156

15,720	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured),
	5% due 11/15/2044 (a)	15,983

2,800	New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5% due
	7/01/2037 (a)	2,902

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,250	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Health Quest Systems), Series
	B, 5.125% due 7/01/2037 (f)	$ 1,286

850	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School District Financing
	Program), Series A, 5% due 10/01/2035 (c)	889

4,050	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School District Financing
	Program), Series C, 5% due 10/01/2037	4,220

2,100	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School
	of Medicine of New York University), 5% due 7/01/2035 (d)	2,135

3,195	New York State Dormitory Authority Revenue Bonds (Eger Health Care and Rehabilitation Center), 6.10% due
	8/01/2037 (i)	3,425

1,500	New York State Dormitory Authority Revenue Bonds (Long Island University), Series B, 5.25%
	due 9/01/2028 (k)	1,525

1,180	New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation Association), Series A,
	5.25% due 7/01/2019 (j)	1,276

1,000	New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation Association), Series A,
	5.125% due 7/01/2023 (j)	1,043

6,900	New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series E, 5.75% due
	10/01/2030 (d)	7,415

1,000	New York State Dormitory Authority Revenue Bonds, Series B, 6.50% due 2/15/2011 (d)(h)	1,119

3,560	New York State Dormitory Authority Revenue Bonds (State University Adult Facilities), Series B, 5.75% due
	5/15/2010 (c)(e)	3,867

1,780	New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges), Series A, 6%
	due 7/01/2010 (c)(e)	1,951

2,465	New York State Dormitory Authority, Revenue Refunding Bonds (City University System), Series C, 7.50% due
	7/01/2010 (b)	2,619

1,370	New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program), Series I,
	5.75% due 10/01/2018 (d)	1,518

1,570	New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health Facilities), Series B, 5.25%
	due 2/15/2014 (e)	1,778

270	New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health Facilities), Series B, 5.25%
	due 2/15/2023	287

3,000	New York State Dormitory Authority, Supported Debt Revenue Bonds (State University Dormitory Facilities),
	Series A, 5% due 7/01/2031 (d)	3,113

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,000	New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department of Health), Series
	A, 5% due 7/01/2025 (j)	$ 1,039

18,750	New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds
	(Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due 2/01/2024 (b)	18,640

3,500	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds (Riverbank
	State Park), 6.25% due 4/01/2012 (a)	3,794

1,000	New York State, HFA, Housing Revenue Bonds (Tri-Senior Development Project), AMT, Series A, 5.40% due
	11/15/2042 (q)	1,006

3,750	New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT, Series A, 4.65% due
	11/15/2038 (q)	3,590

800	New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series
	A, 5% due 9/15/2023 (d)	842

1,915	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130, 4.80% due
	10/01/2037	1,806

1,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143, 4.90% due
	10/01/2037	956

1,540	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 133,
	4.95% due 10/01/2021	1,560

6,000	New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)	6,198

8,000	New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75% due 1/01/2029 (c)	8,135

16,090	New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75% due 1/01/2030 (c)	16,331

2,820	New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, Series A, 6.25% due
	4/01/2011 (c)	3,068

3,000	New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue Bonds, 5.75% due
	4/01/2010 (a)(e)	3,247

4,380	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue Bonds, Series A,
	5% due 4/01/2026 (a)	4,598

3,000	New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series C-1, 5% due
	3/15/2013 (d)(e)	3,332

5,000	New York State Urban Development Corporation, Personal Income Tax Revenue Bonds (State Facilities), Series
	A-1, 5% due 3/15/2029 (b)	5,165

3,190	New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional Capital Facilities),
	Series A, 6.50% due 1/01/2011 (c)	3,555

650	Niagara Falls, New York, City School District, COP, Refunding (High School Facility), 5% due 6/15/2028 (c)	673

1,000	Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)	1,126

2,705	Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara International Airport), Series B,
	5.50% due 4/01/2019 (d)	2,803

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,260	North Country, New York, Development Authority, Solid Waste Management System, Revenue Refunding Bonds,
	6% due 5/15/2015 (c)	$ 1,411

1,745	North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2013 (b)	2,041

555	North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2017 (b)	675

1,665	Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A, 5.20% due
	2/01/2013 (c)	1,698

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125% due
	7/15/2030 (c)	2,566

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st Series, 4.50% due
	9/01/2035 (j)	919

3,000	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS, AMT, Series 278,
	7.615% due 12/01/2022 (d)(g)	3

14,750	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25% due 12/01/2010 (d)	16,087

7,175	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)	8,000

3,500	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal
	LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)	3,505

4,425	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special Project-JFK
	International Air Terminal), AMT, Series 6, 6.25% due 12/01/2013 (d)	5,078

7,380	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special Project-JFK
	International Air Terminal), AMT, Series 6, 6.25% due 12/01/2014 (d)	8,586

1,255	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), Series B,
	5.50% due 8/01/2022 (a)	1,307

2,500	Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (l)	2,534

1,500	Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments Project),
	AMT, 4.70% due 12/20/2038 (r)	1,394

4,625	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027	4,650

8,530	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
	System Huntington Project), AMT, 6% due 10/01/2010 (a)	9,226

9,170	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
	System Huntington Project), AMT, 6.15% due 10/01/2011 (a)	10,175

6,470	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin
	System Huntington Project), AMT, 6.25% due 10/01/2012 (a)	7,307

1,750	Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (d)	1,789

11,500	Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT, Series A, 5%
	due 1/01/2036 (l)	11,212

5,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25% due 6/01/2020 (a)	5,344

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 2,000		Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25% due 6/01/2022 (a)	$ 2,132

	2,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50% due 6/01/2021	2,160

	1,900	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50% due 6/01/2022	2,047

	2,305	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series Y, 6%
		due 1/01/2012 (d)(h)	2,491

	7,000	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25% due 11/15/2023 (d)	7,453

	19,675	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due 11/15/2032 (d)	19,992

	2,265	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5%
		due 1/01/2012 (d)(e)	2,468

	1,500	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B, 5%
		due 11/15/2032 (d)	1,534

	2,465	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5% due 11/15/2028 (a)	2,525

	6,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, Series A, 5.25% due
		11/15/2030 (d)	6,283

	1,050	Western Nassau County, New York, Water Authority, Water System Revenue Refunding Bonds, 5% due
		5/01/2035 (a)	1,081

	2,010	Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)	2,207

Guam - 0.8%	2,240	A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C, 5.25% due
		10/01/2021 (d)	2,304

	2,050	A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C, 5.25% due
		10/01/2022 (d)	2,109

Puerto Rico - 10.1%	655	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series G,
		5.25% due 7/01/2013 (b)(e)	740

	2,265	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series G,
		5.25% due 7/01/2019 (b)	2,379

	345	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series G,
		5.25% due 7/01/2021 (b)	371

	1,250	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Trust
		Receipts, Class R, Series B, 7.916% due 7/01/2035 (d)(g)	1,482

	3,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series D, 5.75% due 7/01/2012 (e)	3,386

	4,100	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series N, 5.25% due 7/01/2039 (b)	4,189

	22,030	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue
		Bonds, Series A, 4.62% due 7/01/2031 (b)(o)	6,294

	3,900	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue
		Bonds, Series A, 4.67% due 7/01/2035 (a)(o)	893

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 8,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue
		Bonds, Series A, 4.77% due 7/01/2043 (a)(o)	$ 1,149

	415	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032	413

	640	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2016 (e)	741

	360	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030	360

	4,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5% due
		7/01/2031 (a)	3,983

	3,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2013 (e)	4,215

	7,100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2015 (b)(e)	8,053

	5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2015 (e)(j)	5,671

	7,095	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2015 (e)(l)	8,047

	3,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50% due
		2/01/2012 (e)	3,317

		Total Municipal Bonds (Cost - $718,341) - 134.0%	737,559

		Municipal Bonds Transferred to Tender Option Bond Trusts (t)

New York - 33.1%	50,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.75% due
		11/15/2032 (c)	54,412

	25,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
		Series A, 5.75% due 6/15/2011 (d)(e)	27,623

	22,085	New York City, New York, GO, Series C, 5.75% due 3/15/2027 (c)	24,798

	13,000	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25% due
		10/15/2027 (a)	13,694

	16,000	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5% due
		10/15/2032 (a)	16,854

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds Transferred to Tender Option Bond Trusts (t)	Value

$ 33,750	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured),
	5% due 11/15/2035 (a)	$ 34,490

10,155	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air
	Terminal), AMT, Series 6, 5.75% due 12/1/2022 (d)	10,371

	Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $177,064) - 33.1%	182,242

Shares
Held	Short-Term Securities

13,143	CMA New York Municipal Money Fund, 2.04% (m)(p)	13,143

	Total Short-Term Securities (Cost - $13,143) - 2.4%	13,143

	Total Investments (Cost - $908,548*) - 169.5%	932,944
	Other Assets Less Liabilities - 1.4%	7,388
	Liability for Trust Certificates, Including Interest Expense Payable - (15.6%)	(85,649)
	Preferred Stock, at Redemption Value - (55.3%)	(304,336)

	Net Assets Applicable to Common Stock - 100.0%	$ 550,347

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 825,514

	Gross unrealized appreciation	$ 29,787
	Gross unrealized depreciation	(7,352)

	Net unrealized appreciation	$ 22,435

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	MBIA Insured.

(e)	Prerefunded.

(f)	Assured Guaranty Insured.

(g)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h)	Escrowed to maturity.

(i)	FHA Insured.

(j)	CIFG Insured.

(k)	Radian Insured.

(l)	XL Capital Insured.

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)						(In Thousands)

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

				Net	Dividend
	Affiliate			Activity	Income

	CMA New York Municipal Money Fund			7,847	$ 63

(n)	ACA Insured.
(o)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(p)	Represents the current yield as of January 31, 2008.
(q)	FNMA Collateralized.
(r)	GNMA Collateralized.
(s)	All or a portion of security held as collateral in connection with open financial futures contracts.
(t)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
•	Financial futures contracts sold as of January 31, 2008 were as follows:

	Number of		Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation

	250	30-Year U.S. Treasury Note	March 2008	$ 29,017	$ (811)